Financial Instruments and Related Risk Management - Summary of Foreign Exchange Risk (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Derivatives Liabilities	$ 64	$ 97
Foreign exchange risks [member]
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Available-for-sale investments	190	190
Foreign exchange risks [member] | Carrying amount [member]
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Payables (CDN)	(75)	(83)
Foreign exchange risks [member] | Carrying amount [member] | Foreign currencies [member]
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Derivatives Liabilities	1
Foreign exchange risks [member] | Carrying amount [member] | Israel, New Shekels
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Available-for-sale investments	708	725
Foreign exchange risks [member] | Carrying amount [member] | Hong Kong, Dollars [member]
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Available-for-sale investments	258	212
5% Decrease in US$ [Member] | Foreign exchange risks [member]
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Pre-tax increase decrease on net income payables foreign exchange	(4)	(4)
Pre-tax increase decrease on net income foreign currency derivative	2	1
5% Decrease in US$ [Member] | Foreign exchange risks [member] | Israel, New Shekels
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Pre-tax increase decrease on other comprehensive income financial asset foreign exchange	35	36
5% Decrease in US$ [Member] | Foreign exchange risks [member] | Hong Kong, Dollars [member]
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Pre-tax increase decrease on other comprehensive income financial asset foreign exchange	13	11
5% Increase in US$ [Member] | Foreign exchange risks [member]
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Pre-tax increase decrease on net income payables foreign exchange	4	4
Pre-tax increase decrease on net income foreign currency derivative	(2)	(1)
5% Increase in US$ [Member] | Foreign exchange risks [member] | Israel, New Shekels
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Pre-tax increase decrease on other comprehensive income financial asset foreign exchange	(35)	(36)
5% Increase in US$ [Member] | Foreign exchange risks [member] | Hong Kong, Dollars [member]
Disclosure Of Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Pre-tax increase decrease on other comprehensive income financial asset foreign exchange	$ (13)	$ (11)